Nature of Operations and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$ (208)	$ (128)
Tax effect	43	43
Net unrealized losses on securities available-for-sale	(165)	(85)	$ (4)
Accumulated other comprehensive income	$ (165)	$ (85)	$ (212)